GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the

Goldman Sachs Strategic Income Fund

(the “Fund”)

Supplement dated April 18, 2024 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),

each dated July 28, 2023, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s name and principal investment strategy. The Fund’s name will change to the “Goldman Sachs Dynamic Bond Fund.” The Fund will also adopt a non-fundamental policy to invest at least 80% of its net assets in investments reflective of the Fund’s new name. These changes will be effective after the close of business on June 17, 2024 (the “Effective Date”). These changes will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective to seek total return comprised of income and capital appreciation will not change.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses, and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Strategic Income Fund” are replaced with “Goldman Sachs Dynamic Bond Fund.”

The following replaces in its entirety the first paragraph of “Goldman Sachs Strategic Income Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments. The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.

The following replaces the first sentence of the seventh paragraph of “Goldman Sachs Strategic Income Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Summary Prospectuses:

“Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe.

The following replaces in its entirety the first paragraph of “Investment Management Approach—Principal Investment Strategies—Strategic Income Fund” in the Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments. The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government securities, including Agency Mortgage-Backed Securities (such as U.S. Treasury securities or Treasury inflation protected securities), non-U.S. sovereign debt, agency securities, corporate debt securities, Private Mortgage-Backed Securities, asset-backed securities (including CLOs), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) Senior Loans, (b) Second Lien Loans and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by an NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

The following replaces the first sentence of the sixth paragraph of “Investment Management Approach—Principal Investment Strategies—Strategic Income Fund” in the Prospectuses:

“Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe.

The following replaces the first two sentences of the first paragraph of “Investment Objectives and Policies” in the SAI:

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Short Duration Government Fund, Government Income Fund, U.S. Mortgages Fund, Core Fixed Income Fund, Bond Fund, Investment Grade Credit Fund, Global Core Fixed Income Fund, High Yield Fund, High Yield Floating Rate Fund, Emerging Markets Debt Fund, Local Emerging Markets Debt Fund, Inflation Protected Securities Fund, Short Duration High Yield Fund and Dynamic Bond Fund, shareholders will be provided with sixty days’ notice in the manner prescribed by the U.S. Securities and Exchange Commission (“SEC”) before any change in a Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”), in the particular type of investment suggested by its name.

The following replaces in its entirety the first paragraph of “Investment Objectives and Policies—Strategic Income Fund” in the SAI:

The Dynamic Bond Fund is designed for investors seeking total return comprised of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments. The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government Securities (such as U.S. Treasury securities or Treasury inflation protected securities and including Agency Mortgage-Backed Securities), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities, custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity.

The following replaces the first sentence of the sixth paragraph of “Investment Objectives and Policies—Strategic Income Fund” in the SAI:

“Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

MSFISTK 04-24